Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Jun. 30, 2020 USD ($)
Lessor Lease Description [Line Items]
2021	$ 312,613
2022	230,672
2023	183,498
2024	133,492
2025 and thereafter	179,414
Total future minimum lease payments receivable	1,039,689
Owned Fleet
Lessor Lease Description [Line Items]
2021	280,783
2022	214,473
2023	174,922
2024	126,793
2025 and thereafter	166,287
Total future minimum lease payments receivable	963,258
Managed Fleet
Lessor Lease Description [Line Items]
2021	31,830
2022	16,199
2023	8,576
2024	6,699
2025 and thereafter	13,127
Total future minimum lease payments receivable	$ 76,431